Offerings - Offering: 1	Feb. 26, 2025 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	4,214,534
Maximum Aggregate Offering Price	$ 88,863,449.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-263068
Carry Forward Initial Effective Date	Feb. 28, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 6,489.98
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers such additional securities as may become issuable as a result of a stock split, stock dividend or similar transaction. (2) Pursuant to Rule 415(a)(6) under the Securities Act, 4,214,534 shares of American Water Works Company, Inc.'s common stock registered hereunder are unsold securities previously registered on Registration Statement No. 333-263068 filed on February 28, 2022 (the "Prior Registration Statement"). Pursuant to Rule 415(a)(6) under the Securities Act, the $6,489.98 filing fee previously paid in connection with such unsold securities will continue to be applied to such unsold securities. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of unsold securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.